UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2017

WESTERN ASSET

MACRO OPPORTUNITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Macro Opportunities Fund for the six-month reporting period ended April 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

II	Western Asset Macro Opportunities Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended April 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2017 GDP growth — released after the reporting period ended — was 1.2%. The deceleration in growth reflected downturns in private inventory investment and personal consumption expenditures.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on April 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In April 2017, 22.6% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

Turning to the global economy, in its April 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “Global economic activity is picking up with a long-awaited cyclical recovery in investment, manufacturing, and trade….Stronger activity and expectations of more robust global demand, coupled with agreed restrictions on oil supply, have helped commodity prices recover from their troughs in early 2016….If confidence and market sentiment remain strong, short-term growth could indeed surprise on the upside. But these positive developments should not distract from binding structural impediments to a stronger recovery and a balance of risks that remains tilted to the downside, especially over the medium term.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.7%, the same as in 2016. Japan’s economy is expected to expand 1.2% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

Western Asset Macro Opportunities Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” Finally, at its meeting that concluded on May 3, 2017 —after the reporting period ended — the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion-per-month bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of Englandvi lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short- and long-term Treasury yields moved higher overall during the six months ended April 30, 2017. Two-year Treasury yields began the reporting period at 0.86% and ended the period at 1.28%. Their low for the period of 0.80% occurred on November 4, 2016, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 1.84% and

IV	Western Asset Macro Opportunities Fund

ended the period at 2.29%. Their low of 1.79% occurred on November 4, 2016, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned -0.67% during the six months ended April 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, gained 5.30% for the six months ended April 30, 2017. The high-yield market began the reporting period on a weak note, as it modestly declined in November 2016 amid sharply rising interest rates. However, high-yield bonds then rallied sharply over the next three months given robust demand from investors looking to generate incremental yield in the low interest rate environment. After moving slightly lower in in March 2017 given falling oil prices and overall weak demand, the high-yield market again rallied in April 2017.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned 2.65% during the six months ended April 30, 2017. The asset class fell sharply in November 2016, as demand was weak against a backdrop of rising interest rates in the U.S. and a sharp rally by the U.S. dollar. However, the asset class then rallied over the last five months of the period. This turnaround was triggered by improving investor demand, less concerns over a significant shift in U.S. trade policy and a weakening U.S. dollar.

Performance review

For the six months ended April 30, 2017, Class A shares of Western Asset Macro Opportunities Fund, excluding sales charges, returned 4.07%. The Fund’s unmanaged benchmark the BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Indexxii returned 0.45% for the same period. The Lipper Alternative Credit Focus Funds Category Average1 returned 2.39% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2017 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 298 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Macro Opportunities Fund	V

Investment commentary (cont’d)

Performance Snapshot as of April 30, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Macro Opportunities Fund:
Class A	4.07%
Class C	3.63%
Class FI	3.99%
Class I	4.09%
Class IS	4.18%
BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index	0.45%
Lipper Alternative Credit Focus Funds Category Average	2.39%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2017 for Class A, Class C, Class FI, Class I and Class IS shares were 2.74%, 2.18%, 2.77%, 3.10% and 3.18%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Performance of Class A2 shares for the six-month period is not shown because the inception date for this share class was December 14, 2016.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2017 the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.55%, 2.32%, 1.61%, 1.31% and 1.23%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High-yield (“junk”) bonds possess greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are

VI	Western Asset Macro Opportunities Fund

magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and the possibility of loss. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect; which may have a negative impact on the Fund’s performance. The Fund is non-diversified and may invest its assets in a limited number of issuers or strategies. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The Index, therefore, will always have a constant maturity equal to exactly three months.

Western Asset Macro Opportunities Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2017 and October 31, 2016 and does not include derivatives such as written options, futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2016 and held for the six months ended April 30, 2017, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.07%	$1,000.00	$1,040.70	1.55%	$7.84	[3]	Class A	5.00%	$1,000.00	$1,017.11	1.55%	$7.75
Class A2[4]	6.93	1,000.00	1,069.30	1.71	6.64	[5]	Class A2	5.00	1,000.00	1,016.31	1.71	8.55
Class C	3.63	1,000.00	1,036.30	2.30	11.61	[3]	Class C	5.00	1,000.00	1,013.39	2.30	11.48
Class FI	3.99	1,000.00	1,039.90	1.65	8.35	[3]	Class FI	5.00	1,000.00	1,016.61	1.65	8.25
Class I	4.09	1,000.00	1,040.90	1.29	6.53	[3]	Class I	5.00	1,000.00	1,018.40	1.29	6.46
Class IS	4.18	1,000.00	1,041.80	1.21	6.13	[3]	Class IS	5.00	1,000.00	1,018.79	1.21	6.06

2	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

[1]	For the six months ended April 30, 2017, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]	For the period December 14, 2016 (inception date) to April 30, 2017 (unaudited).

[5]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (137), then divided by 365.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — April 30, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity
ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAMO	— Western Asset Macro Opportunities Fund

4	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — April 30, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity
ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAMO	— Western Asset Macro Opportunities Fund

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2017

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 32.6%
Consumer Discretionary — 1.4%
Auto Components — 0.1%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	200,000		$210,396
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	450,000		461,812
IHO Verwaltungs GmbH, Senior Secured Bonds	4.125%	9/15/21	420,000		425,775	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.750%	9/15/26	420,000		415,800	(a)(b)
Total Auto Components					1,513,783
Diversified Consumer Services — 0.1%
Wesleyan University, Bonds	4.781%	7/1/2116	680,000		645,333
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	130,000		135,525	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	820,000		840,500	(a)
Whitbread Group PLC, Senior Bonds	3.375%	10/16/25	2,032,000	GBP	2,811,773	(c)
Total Hotels, Restaurants & Leisure					3,787,798
Household Durables — 0.1%
PulteGroup Inc., Senior Notes	6.375%	5/15/33	320,000		336,298
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	190,000		191,900	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	300,000		303,000	(a)
Total Household Durables					831,198
Internet & Direct Marketing Retail — 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000		401,547
Netflix Inc., Senior Bonds	5.500%	2/15/22	320,000		342,400
Netflix Inc., Senior Bonds	5.875%	2/15/25	530,000		575,050
Total Internet & Direct Marketing Retail					1,318,997
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000		302,325	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	290,000		295,800	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	3,280,000		3,848,276
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000		745,500
Time Warner Cable LLC, Debentures	7.300%	7/1/38	190,000		237,570
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	300,000		303,750	(a)
Total Media					5,733,221
Multiline Retail — 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,140,000		1,209,540
Total Consumer Discretionary					15,039,870

See Notes to Financial Statements.

6	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Consumer Staples — 1.2%
Beverages — 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	3,560,000		$3,627,751
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	2,600,000		2,840,378
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	210,000		228,518
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	390,000		396,825	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	920,000		1,067,748	(a)
Total Beverages					8,161,220
Food Products — 0.4%
Fonterra Cooperative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	143,895	(c)
Kraft Heinz Foods Co., Senior Notes	4.125%	7/1/27	2,140,000	GBP	3,090,178	(c)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	510,000		539,094
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000		330,000	(a)
Total Food Products					4,103,167
Tobacco — 0.0%
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000		243,076
Total Consumer Staples					12,507,463
Energy — 6.2%
Energy Equipment & Services — 0.5%
Ensco PLC, Senior Notes	8.000%	1/31/24	288,000		285,840
Halliburton Co., Senior Bonds	3.800%	11/15/25	970,000		997,629
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000		1,323,948
Halliburton Co., Senior Notes	5.000%	11/15/45	960,000		1,024,836
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	1,160,000		1,191,900	(a)
Total Energy Equipment & Services					4,824,153
Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	490,000		483,723
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	670,000		749,934
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	630,000		607,051
Apache Corp., Senior Notes	5.100%	9/1/40	2,480,000		2,606,664
Apache Corp., Senior Notes	4.750%	4/15/43	2,690,000		2,738,686
Apache Corp., Senior Notes	4.250%	1/15/44	1,210,000		1,143,444
Berry Petroleum Co. Escrow	—	—	440,000		0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000		1,199,250	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	80,000		80,800
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000		127,725
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,040,000		967,200
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	140,000		150,150	(a)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	760,000	$832,694	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,257,749
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	32,084
Devon Energy Corp., Senior Notes	5.000%	6/15/45	540,000	548,732
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	2,600,000	2,514,200
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,310,000	2,499,882
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,531,750
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	1,745,465
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	670,000	597,975	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,090,000	820,225
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,264,536
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.625%	5/1/21	740,000	758,500
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	950,000	977,312
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,040,000	1,237,915
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	537,838
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	557,692
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	390,000	399,600
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	340,000	353,175
Magnum Hunter Resources Corp. Escrow	—	—	1,610,000	0	*(d)(e)(f)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000	404,800	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	190,000	169,575	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,133,465
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	531,810
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	280,000	282,800
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	330,000	333,300
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	550,000	578,651
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	130,000	132,933
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	790,000	768,341
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,150,000	1,083,875
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	2,680,000	2,241,150
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,990,000	1,979,387
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	450,000	400,725
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,985,645
QEP Resources Inc., Senior Notes	5.250%	5/1/23	370,000	361,675
Range Resources Corp., Senior Notes	5.875%	7/1/22	280,000	286,300	(a)

See Notes to Financial Statements.

8	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	5.000%	3/15/23	200,000		$198,000	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000		566,400
Rice Energy Inc., Senior Notes	6.250%	5/1/22	850,000		888,785
Rice Energy Inc., Senior Notes	7.250%	5/1/23	110,000		118,800
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000		1,261,125	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	190,000		200,212
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	515,000		498,262
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,170,000		2,283,771	(a)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	398,618		396,625	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	320,000		320,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,770,000		1,752,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	820,000		893,800
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,175,000		1,198,500	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,350,000		1,749,051
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,140,000		1,476,300
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000		1,349,150
Total Oil, Gas & Consumable Fuels					60,148,264
Total Energy					64,972,417
Financials — 17.5%
Banks — 15.2%
ABN AMRO Bank NV, Junior Subordinated Bonds	5.750%	9/22/20	4,500,000	EUR	5,195,960	(c)(g)(h)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	5/15/17	1,400,000		1,190,000	(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds	9.000%	5/9/18	1,800,000		1,897,729	(c)(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds	8.875%	4/14/21	2,400,000	EUR	2,969,903	(c)(g)(h)
Banco Santander SA, Junior Subordinated Bonds	6.375%	5/19/19	2,000,000		2,037,500	(c)(g)(h)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	4,490,000		4,809,912	(g)(h)
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	950,000		953,610	(g)(h)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	4,080,000		4,376,249	(g)(h)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	940,000		1,044,575	(g)(h)
Bank of America Corp., Senior Notes	5.000%	1/21/44	6,070,000		6,659,543
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	6,170,000		6,290,821
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		448,950
Barclays PLC, Junior Bonds	8.000%	12/15/20	4,300,000	EUR	5,169,952	(g)(h)
BNP Paribas SA, Junior Subordinated Bonds	6.125%	6/17/22	4,694,000	EUR	5,547,792	(c)(g)(h)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	1,320,000		$1,433,916	(a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	690,000		733,987	(a)(g)(h)
BPCE SA, Subordinated Notes	2.750%	11/30/27	4,500,000	EUR	5,148,804	(c)(h)
CIT Group Inc., Senior Notes	5.500%	2/15/19	635,000		670,719	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,695,000		1,823,481
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,530,000		1,644,750
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	1,910,000		1,931,487	(g)(h)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,720,000		1,815,116	(g)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	12,960,000		13,616,100	(g)(h)
Citigroup Inc., Senior Notes	8.125%	7/15/39	791,000		1,163,915
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		860,142
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000		1,981,419
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,626,761
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,820,000		1,968,463
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		482,324
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	1,990,000		2,358,528
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,030,000		1,136,729	(a)(g)(h)
Danske Bank A/S, Junior Subordinated Notes	5.875%	4/6/22	4,220,000	EUR	4,953,100	(c)(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	570,000		589,950	(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	860,000		898,700	(g)(h)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	930,000		982,281
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		602,816
ING Groep NV, Subordinated Notes	2.500%	2/15/29	4,400,000	EUR	4,951,488	(c)(h)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	200,000		190,553	(a)
KBC Group NV, Subordinated Notes	1.875%	3/11/27	2,600,000	EUR	2,900,423	(c)(h)
Lloyds Banking Group PLC, Subordinated Notes	5.300%	12/1/45	2,550,000		2,748,145
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	1,430,000		1,543,685	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,475,474
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,161,094
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		431,405
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,890,000		12,224,121
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000		686,260	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,800,000		1,855,780	(a)
Societe Generale SA, Subordinated Bonds	2.500%	9/16/26	4,500,000	EUR	5,087,286	(c)(h)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	3,610,000		3,808,770	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/30/17	13,597,000		13,647,989	(g)(h)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	1,867,000		2,025,695	(g)(h)

See Notes to Financial Statements.

10	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000		$2,325,200
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000		5,201,041
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000		1,386,556
Total Banks					160,666,949
Capital Markets — 1.4%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,700,000		3,866,940
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	5/30/17	149,000		126,650	(g)(h)
Goldman Sachs Capital III, Junior Subordinated Bonds	4.000%	5/30/17	96,000		82,440	(g)(h)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	570,000		606,932
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000		627,909
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000		2,119,793
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000		4,849,055
UBS Group AG, Junior Subordinated Bonds	5.750%	2/19/22	2,080,000	EUR	2,475,143	(c)(g)(h)
Total Capital Markets					14,754,862
Consumer Finance — 0.1%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000		285,600
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	960,000		1,023,600
Total Consumer Finance					1,309,200
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	333,000		354,463
ILFC E-Capital Trust I, Junior Subordinated Notes	4.660%	12/21/65	740,000		703,000	(a)(h)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000		719,404
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000		361,237	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		634,500	(a)
Toll Road Investors Partnership II LP, Senior Bonds	0.000%	2/15/38	200,000		57,111	(a)
Toll Road Investors Partnership II LP, Senior Notes	0.000%	2/15/24	1,020,000		708,886	(a)
Total Diversified Financial Services					3,538,601
Insurance — 0.4%
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	1,060,000		1,133,368
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,670,000		2,936,135	(a)
Total Insurance					4,069,503
Thrifts & Mortgage Finance — 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	620,000		626,200	(a)
Total Financials					184,965,315

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 2.1%
Health Care Equipment & Supplies — 0.2%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,420,000	$1,171,500
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,170,000	1,032,525	(a)
Total Health Care Equipment & Supplies				2,204,025
Health Care Providers & Services — 0.3%
Centene Corp., Senior Notes	4.750%	5/15/22	290,000	300,875
Centene Corp., Senior Notes	6.125%	2/15/24	180,000	193,950
Centene Corp., Senior Notes	4.750%	1/15/25	610,000	619,912
DaVita Inc., Senior Notes	5.000%	5/1/25	820,000	826,150
Hackensack Meridian Health Inc., Senior Notes	4.500%	7/1/57	760,000	773,647
HCA Inc., Senior Bonds	5.375%	2/1/25	140,000	145,775
HCA Inc., Senior Notes	5.875%	2/15/26	340,000	361,250
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	100,000	100,949
HCA Inc., Senior Secured Notes	5.250%	6/15/26	80,000	85,300
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	400,000	405,500
Total Health Care Providers & Services				3,813,308
Pharmaceuticals — 1.6%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	70,000	70,491
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	570,000	488,775	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	1,040,000	912,600	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	870,000	747,113	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,270,000	1,878,425	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,440,000	1,054,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	2,920,000	2,157,150	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	11,160,000	8,238,870	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	240,000	245,700	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	680,000	693,600	(a)
Total Pharmaceuticals				16,487,524
Total Health Care				22,504,857
Industrials — 0.5%
Aerospace & Defense — 0.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	180,000	181,350	(a)
Air Freight & Logistics — 0.2%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,930,000	2,043,388	(a)

See Notes to Financial Statements.

12	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — 0.0%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	387,380	$402,642	(a)
Commercial Services & Supplies — 0.2%
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	690,000	721,050
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	410,000	433,575
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	327,050
Total Commercial Services & Supplies				1,481,675
Industrial Conglomerates — 0.1%
General Electric Co., Senior Notes	5.875%	1/14/38	870,000	1,110,948
Total Industrials				5,220,003
Information Technology — 1.1%
Communications Equipment — 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	322,800	(a)
IT Services — 0.1%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	290,000	146,450	(a)
First Data Corp., Secured Notes	5.750%	1/15/24	440,000	456,500	(a)
First Data Corp., Senior Notes	7.000%	12/1/23	360,000	385,992	(a)
Total IT Services				988,942
Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	1,640,000	1,697,400	(a)
Software — 0.4%
Microsoft Corp., Senior Notes	3.300%	2/6/27	2,930,000	3,010,449
Microsoft Corp., Senior Notes	3.700%	8/8/46	800,000	762,813
Total Software				3,773,262
Technology Hardware, Storage & Peripherals — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	2,510,000	2,567,223	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	2,080,000	2,183,584	(a)
Total Technology Hardware, Storage & Peripherals				4,750,807
Total Information Technology				11,533,211
Materials — 0.7%
Chemicals — 0.0%
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	350,000	362,250
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	680,000	694,450	(a)
Metals & Mining — 0.6%
Arconic Inc., Senior Notes	5.870%	2/23/22	780,000	841,230

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	2,440,000	$2,763,300	(a)(h)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	510,000	586,819	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	900,000	895,500
Freeport-McMoRan Inc., Senior Notes	6.625%	5/1/21	730,000	748,250	(a)
Total Metals & Mining				5,835,099
Total Materials				6,891,799
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.6%
CenturyLink Inc., Senior Notes	5.625%	4/1/25	440,000	429,550
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	360,000	337,032
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000	496,200
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	340,000	352,249
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	1,700,000	1,801,036
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,930,000	2,996,063
Total Diversified Telecommunication Services				6,412,130
Wireless Telecommunication Services — 0.3%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	870,000	921,112	(a)
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000	958,348
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	80,000	98,450
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	540,000	590,625	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000	725,563
Total Wireless Telecommunication Services				3,294,098
Total Telecommunication Services				9,706,228
Utilities — 1.0%
Electric Utilities — 0.6%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	1,935,918	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	3,150,000	4,145,661
Total Electric Utilities				6,081,579
Independent Power and Renewable Electricity Producers — 0.4%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	4,871,472	4,396,504
Total Utilities				10,478,083
Total Corporate Bonds & Notes (Cost — $333,977,870)				343,819,246
Asset-Backed Securities — 1.9%
Aegis Asset Backed Securities Trust, 2003-3 M2	3.457%	1/25/34	618,916	589,650	(h)
CIT Mortgage Loan Trust, 2007-1 1M1	2.491%	10/25/37	5,190,000	4,723,749	(a)(h)

See Notes to Financial Statements.

14	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M1	1.261%	8/25/36	760,000	$681,747	(h)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	1,790,000	1,683,577	(a)
Nelnet Student Loan Trust, 2008-3 A4	2.702%	11/25/24	2,099,207	2,145,302	(h)
Park Place Securities Inc., Pass -Through Certificates, 2005-WHQ4 M2	1.481%	9/25/35	1,160,000	1,056,430	(h)
Receivables Acquisition LLC, 2017-1 A2B	6.991%	9/16/19	4,190,000	4,190,000	(e)(f)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	1.341%	8/25/36	2,160,000	1,807,658	(h)
SLM Student Loan Trust, 2006-1 A5	1.266%	7/26/21	2,020,000	1,985,009	(h)
SLM Student Loan Trust, 2008-5 A4	2.856%	7/25/23	1,419,319	1,451,538	(h)
Total Asset-Backed Securities (Cost — $19,901,136)				20,314,660
Collateralized Mortgage Obligations — 5.4%
American Home Mortgage Assets, 2006-6 A1A	1.181%	12/25/46	689,772	530,017	(h)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO	4.109%	5/25/35	746,737	73,780	(h)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.708%	4/10/49	1,036,452	989,739	(h)
Banc of America Funding Corp., 2015-R3 2A2	1.112%	2/27/37	4,128,345	2,616,545	(a)(h)
Banc of America Funding Corp., 2015-R4 6A3	1.121%	8/27/36	3,150,000	2,308,005	(a)(h)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	9.473%	12/15/19	1,000,000	1,000,162	(a)(h)
Bear Stearns ALT-A Trust, 2004-12, Class 1M1	1.921%	1/25/35	2,521,769	2,365,531	(h)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.429%	6/11/50	250,000	251,150	(h)
BLCP Hotel Trust, 2014-CLMZ M	6.722%	8/15/29	986,790	995,473	(a)(h)
CGBAM Commercial Mortgage Trust, 2016-IMC E	8.394%	11/15/21	4,350,000	4,308,832	(a)(h)
CitiMortgage Alternative Loan Trust, 2007-A5 1A4, IO	4.609%	5/25/37	3,736,943	598,596	(h)
Countrywide Alternative Loan Trust, 2005-J04 M2	1.631%	7/25/35	500,000	463,572	(h)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.417%	6/15/38	558,307	298,498	(h)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.978%	6/27/46	655,817	625,156	(a)(h)
Credit Suisse Mortgage Trust, 2015-2R 7A2	2.927%	8/27/36	9,318,204	7,579,102	(a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	5.741%	10/25/24	460,000	512,871	(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B	8.941%	5/25/25	1,599,696	1,793,872	(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B1	6.144%	10/25/29	4,880,000	4,991,703	(h)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	3.403%	5/25/18	5,299,844	904	(h)
Federal National Mortgage Association (FNMA) — CAS, 2013-C01 M2	6.241%	10/25/23	1,140,000	1,317,878	(h)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2	5.391%	1/25/24	400,000	449,888	(h)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 2M2	5.982%	7/25/25	1,870,000	$2,082,031	(a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1B1	6.732%	7/25/29	3,400,000	3,618,960	(a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1M2	4.532%	7/25/29	4,590,000	4,747,437	(a)(h)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	120,000	63,600	(h)
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22	1.171%	7/25/47	1,618,733	1,038,297	(h)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	3.481%	6/25/36	356,361	267,132	(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.138%	4/17/45	540,000	410,497	(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,110,000	760,350
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	183,600	(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	691,000	596,736	(h)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	963,648	828,738	(h)
LB-UBS Commercial Mortgage Trust, 2007-C7 C	6.456%	9/15/45	270,000	228,899	(h)
Lehman Mortgage Trust, 2006-8 4A2, IO	6.759%	12/25/36	1,105,308	293,512	(h)
Lehman Mortgage Trust, 2006-9 3A2, IO	6.239%	1/25/37	1,507,327	425,045	(h)
Lehman Mortgage Trust, 2007-2 2A12, IO	5.699%	2/25/37	1,073,259	298,279	(h)
Lehman Mortgage Trust, 2007-4 2A2, IO	5.679%	5/25/37	2,998,584	868,453	(h)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	471,214	396,998	(h)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	260,000	202,800	(h)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	844,777	675,844
Morgan Stanley Re-remic Trust, 2015-R6 1B	1.242%	7/26/45	2,245,414	993,221	(a)(h)
Nomura Resecuritization Trust, 2015-6R 3A5	1.172%	5/26/46	2,300,000	1,744,461	(a)(h)
Residential Accredit Loans Inc., 2006-QS7 A5, IO	4.609%	6/25/36	1,381,526	209,971	(h)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	223,748	211,411
Residential Asset Securitization Trust, 2005-A15 2A11, IO	4.559%	2/25/36	2,405,621	437,979	(h)
Sequoia Mortgage Trust, 2004-3 M1	1.743%	5/20/34	281,268	262,871	(h)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	197,787	(a)(h)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	550,000	256,323	(a)(h)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	1.391%	6/25/35	181,551	145,054	(h)
Total Collateralized Mortgage Obligations (Cost — $56,725,494)				56,517,560

See Notes to Financial Statements.

16	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mortgage-Backed Securities — 0.1%
FNMA — 0.1%
Federal National Mortgage Association (FNMA) (Cost — $922,711)	3.500%	5/11/47	900,000		$925,418	(i)
Municipal Bonds — 0.7%
Alabama — 0.1%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.500%	10/1/53	700,000		840,399
California — 0.1%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Taxable, AGM	5.500%	3/1/33	710,000		793,695
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	850,000		828,248
Illinois — 0.3%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	1,050,000		928,095
Illinois State, GO	5.100%	6/1/33	2,350,000		2,110,441
Total Illinois					3,038,536
Michigan — 0.0%
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/27	450,000		521,091
New Jersey — 0.1%
New Jersey State Transportation Trust Fund Authority Revenue, Build America Bonds	6.561%	12/15/40	820,000		899,647
Total Municipal Bonds (Cost — $7,068,791)					6,921,616
Non-U.S. Treasury Inflation Protected Securities — 4.5%
Japan — 4.5%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/24	1,890,700,000	JPY	17,740,948
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/25	946,200,000	JPY	8,933,622
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/26	2,174,691,540	JPY	20,591,047
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $49,962,854)					47,265,617
Senior Loans — 0.0%
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Blue Ridge Mountain Resources Inc., Exit Term Loan (Cost — $156,300)	8.000%	5/6/19	159,459		158,661	(e)(f)(j)(k)
Sovereign Bonds — 24.3%
Argentina — 2.3%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		965,175	(a)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		$2,056,542	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	25,820,000	ARS	1,706,133
Republic of Argentina, Bonds	18.200%	10/3/21	94,840,000	ARS	6,713,854
Republic of Argentina, Senior Bonds	6.875%	4/22/21	2,370,000		2,592,780
Republic of Argentina, Senior Bonds	5.625%	1/26/22	3,450,000		3,593,175
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,870,000		2,048,585
Republic of Argentina, Senior Bonds	7.625%	4/22/46	1,040,000		1,107,080
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,874,178		3,211,894
Total Argentina					23,995,218
Brazil — 2.6%
Federative Republic of Brazil, Notes	10.000%	1/1/21	23,349,000	BRL	7,360,469
Federative Republic of Brazil, Notes	10.000%	1/1/23	17,226,000	BRL	5,385,914
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	14,720,000		13,340,000
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,730,000		1,725,675
Total Brazil					27,812,058
China — 0.8%
China Government Bond, Senior Bonds	4.000%	5/22/24	2,000,000	CNY	282,991	(c)
China Government Bond, Senior Bonds	3.380%	11/21/24	11,000,000	CNY	1,486,325	(c)
China Government Bond, Senior Bonds	3.390%	5/21/25	9,000,000	CNY	1,212,092	(c)
China Government Bond, Senior Bonds	3.310%	11/30/25	10,500,000	CNY	1,399,706	(c)
China Government Bond, Senior Bonds	3.480%	6/29/27	23,500,000	CNY	3,126,133	(c)
China Government Bond, Senior Bonds	3.600%	6/27/28	2,000,000	CNY	266,065	(c)
China Government Bond, Senior Bonds	4.290%	5/22/29	5,000,000	CNY	707,556	(c)
Total China					8,480,868
Colombia — 0.8%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	7,356,000		8,036,430
Ecuador — 0.4%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	2,000,000		2,170,000	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	2,000,000		2,035,000	(a)
Total Ecuador					4,205,000
Indonesia — 0.7%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	3,359,000,000	IDR	273,932
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	90,990,000,000	IDR	7,242,883
Total Indonesia					7,516,815
Italy — 5.8%
Italy Buoni Poliennali Del Tesoro, Bonds	2.000%	12/1/25	37,830,000	EUR	41,235,570
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	7,325,000	EUR	10,241,201	(c)

See Notes to Financial Statements.

18	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Italy — continued
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.250%	9/1/46	9,460,000	EUR	$10,196,101	(c)
Total Italy					61,672,872
Kuwait — 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	1,370,000		1,400,965	(a)
Mexico — 5.8%
United Mexican States, Senior Bonds	7.750%	11/23/34	35,420,000	MXN	1,922,081
United Mexican States, Senior Bonds	7.750%	11/13/42	1,091,365,400	MXN	58,880,773
Total Mexico					60,802,854
Poland — 1.0%
Republic of Poland, Bonds	2.500%	7/25/27	43,740,000	PLN	10,373,479
Russia — 3.0%
Russian Federal Bond, Bonds	8.150%	2/3/27	1,729,642,000	RUB	31,809,340
South Africa — 0.5%
Republic of South Africa, Bonds	10.500%	12/21/26	49,180,000	ZAR	4,107,560
Republic of South Africa, Bonds	6.500%	2/28/41	16,960,000	ZAR	905,379
Total South Africa					5,012,939
Turkey — 0.5%
Republic of Turkey, Bonds	10.600%	2/11/26	17,540,000	TRY	5,059,117
Total Sovereign Bonds (Cost — $268,361,374)					256,177,955
U.S. Government & Agency Obligations — 24.0%
U.S. Government Obligations — 24.0%
U.S. Treasury Bonds	2.875%	5/15/43	220,000		217,112
U.S. Treasury Bonds	3.750%	11/15/43	61,850,000		71,257,942
U.S. Treasury Bonds	3.625%	2/15/44	11,710,000		13,217,206
U.S. Treasury Bonds	2.500%	2/15/45	6,690,000		6,096,262
U.S. Treasury Bonds	3.000%	11/15/45	38,950,000		39,236,049
U.S. Treasury Bonds	2.250%	8/15/46	20,500,000		17,597,979
U.S. Treasury Bonds	2.875%	11/15/46	15,600,000		15,333,100
U.S. Treasury Bonds	3.000%	2/15/47	10,650,000		10,750,259
U.S. Treasury Notes	1.875%	2/28/22	6,230,000		6,250,684
U.S. Treasury Notes	2.250%	12/31/23	21,570,000		21,812,662
U.S. Treasury Notes	2.125%	3/31/24	8,920,000		8,938,117
U.S. Treasury Notes	2.000%	4/30/24	38,020,000		37,782,375
U.S. Treasury Notes	1.500%	8/15/26	1,440,000		1,346,625
U.S. Treasury Notes	2.000%	11/15/26	1,420,000		1,385,498
U.S. Treasury Notes	2.250%	2/15/27	1,650,000		1,645,165
Total U.S. Government & Agency Obligations (Cost — $252,093,296)					252,867,035

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date		Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 1.3%
U.S. Treasury Notes, Inflation Indexed (Cost — $13,990,006)	0.125%	4/15/21		13,987,269	$14,120,582

				Shares
Common Stocks — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Berry Petroleum Co.				17,672	203,228	*(e)(f)
Blue Ridge Mountain Resources Inc.				85,639	792,161	*(e)(f)
Sanchez Energy Corp.				461	3,568	*
Total Common Stocks (Cost — $2,109,291)					998,957
Convertible Preferred Stocks — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Berry Petroleum Co.	6.000%			19,138	210,518	(b)(f)
Berry Petroleum Co.	6.000%			287	3,157	(b)(f)(l)
Sanchez Energy Corp.	6.500%			6,150	204,856
Total Convertible Preferred Stocks (Cost — $451,722)					418,531
Preferred Stocks — 0.0%
Financials — 0.0%
Consumer Finance — 0.0%
GMAC Capital Trust I (Cost — $398,161)	6.967%			15,225	387,628	(h)

		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Australian Dollar Futures, Call @ $76.00		5/5/17	12	12,000	420
Australian Dollar Futures, Call @ $77.00		5/5/17	57	57,000	285
Canadian Dollar Futures, Call @ $74.00		6/9/17	55	55,000	20,900
Canadian Dollar Futures, Call @ $75.00		5/5/17	229	229,000	3,435
Canadian Dollar Futures, Call @ $75.50		5/5/17	28	28,000	280
Euro Bund Futures, Call @ 171.00 EUR		5/26/17	2,946	294,600,000	32,091
Euro Bund Futures, Call @ 176.00 EUR		5/26/17	269	26,900,000	2,930
Euro Bund Futures, Put @ 162.00 EUR		5/26/17	167	16,700,000	192,828
Euro Bund Futures, Put @ 163.00 EUR		5/26/17	280	28,000,000	512,407
Euro Currency Futures, Call @ $1.08		5/5/17	116	14,500,000	189,950
Euro Currency Futures, Call @ $1.08		5/5/17	23	2,875,000	50,600
Euro Currency Futures, Call @ $1.09		5/5/17	23	2,875,000	26,162
Euro Currency Futures, Call @ $1.09		5/5/17	24	3,000,000	17,400

See Notes to Financial Statements.

20	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — continued
Japanese Yen Futures, Put @ $90.00		6/9/17	29	36,250	$39,512
Japanese Yen Futures, Put @ $90.50		5/5/17	57	71,250	53,437
Japanese Yen Futures, Put @ $92.00		6/9/17	84	105,000	258,300
U.S. Treasury 2-Year Notes Futures, Call @ $109.10		5/26/17	280	560,000	280
U.S. Treasury 5-Year Notes Futures, Call @ $118.50		5/26/17	110	110,000	36,094
U.S. Treasury 5-Year Notes Futures, Put @ $114.00		5/26/17	7,320	7,320,000	7,320
U.S. Treasury 10-Year Notes Futures, Call @ $125.50		5/26/17	249	249,000	178,969
U.S. Treasury 10-Year Notes Futures, Call @ $126.50		5/26/17	159	159,000	77,016
U.S. Treasury 10-Year Notes Futures, Call @ $131.50		5/26/17	3,784	3,784,000	3,784
U.S. Treasury 10-Year Notes Futures, Call @ $132.00		5/26/17	2,195	2,195,000	2,195
U.S. Treasury 10-Year Notes Futures, Call @ $132.00		6/23/17	77	77,000	1,203
U.S. Treasury 10-Year Notes Futures, Put @ $125.50		5/26/17	55	55,000	27,500
U.S. Treasury 10-Year Notes Futures, Put @ $126.00		5/26/17	140	140,000	107,187
U.S. Treasury Long-Term Bonds Futures, Call @ $152.50		5/26/17	42	42,000	70,219
U.S. Treasury Long-Term Bonds Futures, Call @ $153.00		5/26/17	12	12,000	17,062
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00		5/26/17	28	28,000	28,000
U.S. Treasury Long-Term Bonds Futures, Put @ $136.00		5/26/17	1,322	1,322,000	1,322
U.S. Treasury Long-Term Bonds Futures, Put @ $137.50		5/26/17	430	430,000	6,719
U.S. Treasury Long-Term Bonds Futures, Put @ $139.50		5/26/17	769	769,000	12,016
U.S. Treasury Long-Term Bonds Futures, Put @ $154.00		5/26/17	56	56,000	113,750
Total Purchased Options (Cost — $2,300,343)					2,091,573
Total Investments before Short-Term Investments (Cost — $1,008,419,349)					1,002,985,039

Rate				Shares
Short-Term Investments — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $16,147,058)	0.679%			16,147,058	16,147,058
Total Investments — 96.7% (Cost — $1,024,566,407#)					1,019,132,097
Other Assets in Excess of Liabilities — 3.3%					35,081,909
Total Net Assets — 100.0%					$1,054,214,006

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Value is less than $1.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Security is valued using significant unobservable inputs.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At April 30, 2017, the Fund held TBA securities with a total cost of $922,711 (See Note 1).

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Restricted security (See Note 6).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corp.
ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
TRY	— Turkish Lira
ZAR	— South African Rand

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Australian Dollar Futures, Call	5/5/17	$77.50	114	114,000	$570
Australian Dollar Futures, Call	6/9/17	77.50	57	57,000	4,560
Australian Dollar Futures, Call	6/9/17	77.00	56	56,000	6,720
British Pound Futures, Call	6/9/17	130.00	28	17,500	21,175
Canadian Dollar Futures, Call	6/9/17	76.00	56	56,000	3,360

See Notes to Financial Statements.

22	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price		Contracts	Notional Amount	Value
Euro Bund Futures, Call	5/26/17	164.00	EUR	56	3,900,000	$14,030
Euro Bund Futures, Call	5/26/17	165.00	EUR	195	19,500,000	25,490
Euro Bund Futures, Call	5/26/17	162.00	EUR	55	5,500,000	50,326
Euro Bund Futures, Call	5/26/17	161.00	EUR	171	17,100,000	258,916
Euro Bund Futures, Put	5/26/17	159.00	EUR	223	22,300,000	38,866
Euro Bund Futures, Put	5/26/17	160.00	EUR	209	20,900,000	72,852
Euro Bund Futures, Put	5/26/17	161.00	EUR	281	28,100,000	186,717
Euro Currency Futures, Call	6/9/17	$1.08		55	6,875,000	133,375
Euro Currency Futures, Call	6/9/17	1.10		136	17,000,000	141,100
Euro Currency Futures, Call	6/9/17	1.07		84	10,500,000	282,450
Japanese Yen Futures, Call	5/5/17	91.00		67	83,750	7,537
Japanese Yen Futures, Call	5/5/17	90.00		56	70,000	25,900
Japanese Yen Futures, Call	6/9/17	93.00		56	70,000	17,500
Japanese Yen Futures, Put	5/5/17	87.00		29	36,250	181
Japanese Yen Futures, Put	5/5/17	88.00		28	35,000	525
Japanese Yen Futures, Put	5/5/17	89.00		148	185,000	16,650
Japanese Yen Futures, Put	6/9/17	87.00		29	36,250	5,800
Japanese Yen Futures, Put	6/9/17	87.50		76	95,000	22,800
Japanese Yen Futures, Put	6/9/17	88.00		84	105,000	34,650
Japanese Yen Futures, Put	6/9/17	89.00		62	77,500	48,825
U.S. Dollar/Euro, Call	5/17/17	1.05		20,100,000	20,100,000	19,517
U.S. Dollar/Mexican Peso, Put	5/26/17	18.80	MXN	16,650,000	16,650,000	130,419
U.S. Dollar/Mexican Peso, Put	7/27/17	18.74	MXN	16,650,000	16,650,000	229,886
U.S. Treasury 5-Year Notes Futures, Call	5/26/17	117.50		170	170,000	166,016
U.S. Treasury 5-Year Notes Futures, Put	5/26/17	117.50		167	167,000	11,742
U.S. Treasury 5-Year Notes Futures, Put	5/26/17	117.75		444	444,000	55,500
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	128.00		149	149,000	11,641
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	126.50		56	56,000	17,500
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	127.50		423	423,000	52,875
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	127.00		1,160	1,160,000	235,625
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	125.00		285	285,000	293,906
U.S. Treasury 10-Year Notes Futures, Call	6/23/17	127.00		73	73,000	23,953
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	121.00		112	112,000	112
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	119.50		116	116,000	116
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	123.50		167	167,000	7,828
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	124.00		165	165,000	15,469
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	124.50		138	138,000	23,719
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	125.00		636	636,000	198,750

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	$157.00	278	278,000	$86,875
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	151.00	56	56,000	146,125
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	155.00	222	222,000	152,625
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	152.00	406	406,000	792,969
U.S. Treasury Long-Term Bonds Futures, Put	5/26/17	145.00	56	56,000	3,500
U.S. Treasury Long-Term Bonds Futures, Put	5/26/17	153.00	29	29,000	42,141
U.S. Treasury Long-Term Bonds Futures, Put	5/26/17	149.00	222	222,000	55,500
U.S. Treasury Long-Term Bonds Futures, Put	5/26/17	152.00	149	149,000	146,672
U.S. Treasury Long-Term Bonds Futures, Put	5/26/17	151.00	661	661,000	423,453
U.S. Treasury Long-Term Bonds Futures, Put	6/23/17	150.00	165	165,000	198,516
Total Written Options (Premiums received — $6,334,684)					$4,963,825

At April 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,057	3/18	$260,527,160	$260,101,275	$(425,885)
90-Day Eurodollar	809	12/18	198,820,592	198,498,262	(322,330)
Australian Dollar	16	6/17	1,209,972	1,196,160	(13,812)
Canadian 10-Year Bonds	56	6/17	5,615,517	5,725,329	109,812
Canadian Dollar	213	6/17	15,871,857	15,591,600	(280,257)
Euro	363	6/17	49,153,924	49,554,038	400,114
Euro BTP	576	6/17	81,160,508	82,639,678	1,479,170
Euro-Bobl	47	6/17	6,791,966	6,750,848	(41,118)
Euro-Oat	224	6/17	35,706,808	36,561,429	854,621
Mexican Peso	46	6/17	1,212,250	1,210,260	(1,990)
U.S. Treasury 5-Year Notes	6,854	6/17	806,507,089	811,556,437	5,049,348
U.S. Treasury Long-Term Bonds	1,688	6/17	255,124,048	258,211,250	3,087,202
U.S. Treasury Ultra Long-Term Bonds	1,101	6/17	175,588,828	179,394,188	3,805,360
					13,700,235

Contracts to Sell:
90-Day Eurodollar	227	6/17	56,016,425	56,020,762	(4,337)
90-Day Eurodollar	1,052	12/17	259,197,443	259,094,450	102,993
90-Day Eurodollar	86	9/18	21,108,958	21,121,600	(12,642)
British Pound	140	6/17	10,913,170	11,343,500	(430,330)
Euro-Bund	3,442	6/17	608,039,577	606,573,009	1,466,568
Euro-Buxl	173	6/17	31,457,924	31,878,007	(420,083)

See Notes to Financial Statements.

24	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)

Contracts to Sell: continued
Japanese 10-Year Bonds	48	6/17	$64,725,917	$65,027,674	$(301,757)
Japanese Yen	518	6/17	57,809,648	58,236,150	(426,502)
U.S. Treasury 2-Year Notes	278	6/17	60,288,050	60,217,407	70,643
U.S. Treasury 10-Year Notes	3,945	6/17	493,067,023	495,960,469	(2,893,446)
United Kingdom Long Gilt Bonds	536	6/17	87,091,489	89,048,469	(1,956,980)
					(4,805,873)
Net unrealized appreciation on open futures contracts					$8,894,362

At April 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	17,030,804,000	USD	14,857,196	JPMorgan Chase & Co.	5/15/17	$111,402
USD	7,860,284	MXN	146,580,000	Barclays Bank PLC	5/18/17	94,117
MXN	112,444,122	USD	5,880,000	JPMorgan Chase & Co.	5/31/17	64,809
TRY	17,450,000	USD	4,645,900	Bank of America N.A.	7/20/17	157,632
USD	15,045,001	KRW	17,030,940,842	Bank of America N.A.	7/20/17	65,502
USD	18,376,999	MXN	348,979,216	Bank of America N.A.	7/20/17	74,392
USD	210,770	PLN	842,343	Bank of America N.A.	7/20/17	(6,241)
CAD	27,327,473	USD	20,515,351	Barclays Bank PLC	7/20/17	(472,122)
EUR	4,879,397	USD	5,364,312	Barclays Bank PLC	7/20/17	(27,921)
GBP	7,130,953	USD	8,931,362	Barclays Bank PLC	7/20/17	325,461
INR	3,147,429,625	USD	48,325,344	Barclays Bank PLC	7/20/17	66,931
USD	9,906,451	AUD	13,237,017	Barclays Bank PLC	7/20/17	7,845
USD	12,713,264	BRL	40,435,806	Barclays Bank PLC	7/20/17	201,654
USD	2,784,413	BRL	8,882,000	Barclays Bank PLC	7/20/17	36,153
USD	12,212,013	CNY	85,068,884	Barclays Bank PLC	7/20/17	(59,806)
USD	118,854,224	EUR	111,519,162	Barclays Bank PLC	7/20/17	(3,109,570)
USD	2,668,525	EUR	2,500,000	Barclays Bank PLC	7/20/17	(65,619)
USD	83,168,827	JPY	9,080,372,534	Barclays Bank PLC	7/20/17	1,448,310
USD	10,046,156	TWD	305,805,000	Barclays Bank PLC	7/20/17	(123,014)
RUB	1,261,405,308	USD	21,847,245	Citibank N.A.	7/20/17	(70,169)
USD	47,864,077	CNH	332,942,519	Citibank N.A.	7/20/17	(87,092)
MXN	261,674,368	USD	13,672,169	Goldman Sachs Group Inc.	7/20/17	51,638
IDR	119,275,157,000	USD	8,924,441	JPMorgan Chase & Co.	7/20/17	(56,549)
USD	2,839,167	MXN	53,497,000	JPMorgan Chase & Co.	7/20/17	33,456
USD	4,511,824	ZAR	61,017,000	JPMorgan Chase & Co.	7/20/17	6,079

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	131,470,000	USD	9,482,218	Morgan Stanley & Co. Inc.	7/20/17	$226,064
MXN	113,527,512	USD	5,880,000	JPMorgan Chase & Co.	7/31/17	63,653
ARS	51,585,000	USD	3,078,415	Citibank N.A.	8/15/17	106,998
ARS	84,490,000	USD	5,105,136	Citibank N.A.	10/17/17	(50,263)
ARS	65,560,000	USD	3,773,237	JPMorgan Chase & Co.	11/15/17	95,603
Total						$(890,667)

Abbreviations used in this table:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At April 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Central Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange	$126,690,000		2/26/18	3-Month LIBOR-BBA quarterly	0.771% semi-annually	—	$(609,233)
Chicago Mercantile Exchange	87,230,000		6/27/18	3-Month LIBOR-BBA quarterly	0.907% semi-annually	—	(516,622)
Chicago Mercantile Exchange	143,280,000	CAD	1/25/19	1.120% semi-annually	3-Month Canadian CDOR-BA semi-annually	—	(148,528)

See Notes to Financial Statements.

26	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAPS
Central Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange	$109,750,000		1/27/19	3-Month LIBOR-BBA quarterly	1.510% semi-annually	—	$(44,193)
Chicago Mercantile Exchange	334,100,000	CAD	3/7/19	1.128% semi-annually	3-Month Canadian CDOR-BA semi-annually	$1,211	(314,727)
Chicago Mercantile Exchange	249,080,000		3/9/19	3-Month LIBOR-BBA quarterly	1.643% semi-annually	—	423,481
Chicago Mercantile Exchange	83,870,000		3/29/19	3-Month LIBOR-BBA quarterly	1.597% semi-annually	—	58,505
Chicago Mercantile Exchange	51,490,000		10/17/19	3-Month LIBOR-BBA quarterly	1.138% semi-annually	—	(636,391)
Chicago Mercantile Exchange	208,100,000	MXN	4/13/20	28-Day MXN-TIIE-Banxico every 28 days	7.190% every 28 Days	—	(5,127)
Chicago Mercantile Exchange	928,800,000	MXN	4/14/20	28-Day MXN-TIIE-Banxico every 28 days	7.108% every 28 Days	—	(132,934)
Chicago Mercantile Exchange	378,200,000	MXN	4/15/20	28-Day MXN-TIIE-Banxico every 28 days	7.085% every 28 Days	—	(66,755)
Chicago Mercantile Exchange	550,600,000	MXN	4/15/20	28-Day MXN-TIIE-Banxico every 28 days	7.075% every 28 Days	—	(105,138)
Chicago Mercantile Exchange	94,940,000		6/1/21	3-Month LIBOR-BBA quarterly	1.340% semi-annually	—	(1,933,334)
Chicago Mercantile Exchange	11,560,000		6/13/21	3-Month LIBOR-BBA quarterly	1.185% semi-annually	—	(311,059)
Chicago Mercantile Exchange	50,600,000		6/27/21	3-Month LIBOR-BBA quarterly	1.220% semi-annually	—	(1,311,708)
Chicago Mercantile Exchange	13,820,000		3/31/22	3-Month LIBOR-BBA quarterly	2.054% semi-annually	—	75,000
Chicago Mercantile Exchange	27,200,000		8/31/22	1.897% semi-annually	3-Month LIBOR-BBA quarterly	—	105,137

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAPS
Central Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange	$351,689,000		11/30/22	1.900% semi-annually	3-Month LIBOR-BBA quarterly	$(116,161)	$1,949,969
Chicago Mercantile Exchange	60,032,000		5/15/23	1.267% semi-annually	3-Month LIBOR-BBA quarterly	21,006	2,625,041
Chicago Mercantile Exchange	64,256,000		5/15/23	1.500% semi-annually	3-Month LIBOR-BBA quarterly	(11,395)	1,982,417
Chicago Mercantile Exchange	11,056,100,000	JPY	6/20/24	0.127% semi-annually	6-Month Japanese BBA LIBOR semi-annually	1,344	(39,729)
Chicago Mercantile Exchange	74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR-BBA quarterly	—	3,094,504
Chicago Mercantile Exchange	47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR-BBA quarterly	—	1,980,017
Chicago Mercantile Exchange	11,540,000		6/13/26	1.580% semi-annually	3-Month LIBOR-BBA quarterly	1,491	636,159
Chicago Mercantile Exchange	28,731,000		11/15/41	1.737% semi-annually	3-Month LIBOR-BBA quarterly	(24,989)	4,487,091
Chicago Mercantile Exchange	36,936,000		2/15/42	1.930% semi-annually	3-Month LIBOR-BBA quarterly	(11,531)	4,424,559
Chicago Mercantile Exchange	32,568,000		11/15/43	2.630% semi-annually	3-Month LIBOR-BBA quarterly	35,103	(537,874)
Chicago Mercantile Exchange	25,070,000		11/15/43	2.734% semi-annually	3-Month LIBOR-BBA quarterly	—	(847,411)
Chicago Mercantile Exchange	27,850,000		11/4/45	2.591% semi-annually	3-Month LIBOR-BBA quarterly	—	(199,001)
Chicago Mercantile Exchange	1,473,800,000	JPY	4/19/47	0.785% semi-annually	6-Month Japanese BBA LIBOR semi-annually	(12,263)	35,013
Total						$(116,184)	$14,117,129

See Notes to Financial Statements.

28	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Central Counterparty (Reference Entity)	Notional Amount*[2]		Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Chicago Mercantile Exchange (Markit CDX.NA.IG.27 Index)	$10,270,000		12/20/21	1.000% quarterly	$199,555	$104,168	$95,387
Chicago Mercantile Exchange (Markit CDX.NA.IG.28 Index)	28,290,000		6/20/22	1.000% quarterly	494,553	439,361	55,192
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	1,457,856	EUR	12/20/19	5.000% quarterly	146,875	97,943	48,932
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	6,141,712	EUR	12/20/20	5.000% quarterly	712,820	321,082	391,738
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	2,000,000	EUR	6/20/21	5.000% quarterly	240,960	161,040	79,920
Total					$1,794,763	$1,123,594	$671,169

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Central Counterparty (Reference Entity)	Notional Amount[2]*	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Chicago Mercantile Exchange (Markit CDX.NA.HY.28 Index)	$68,814,000	6/20/22	5.000% quarterly	$(5,257,390)	$(4,859,801)	$(397,589)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC	145,220,000	BRL	1/4/21	BRL-CDI	12.487	%**	—	$2,147,076

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Western Asset Macro Opportunities Fund

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	Onetime payment made at termination date.

Abbreviations used in this table:
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso

See Notes to Financial Statements.

30	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2017

Assets:
Investments, at value (Cost — $1,024,566,407)	$1,019,132,097
Foreign currency, at value (Cost — $13,594,754)	13,123,129
Cash	234,438
Foreign currency collateral for open futures contracts, at value (Cost — $21,510,494)	22,197,347
Interest receivable	12,734,596
Deposits with brokers for open futures contracts	11,135,432
Deposits with brokers for centrally cleared swap contracts	11,324,819
Receivable for Fund shares sold	5,955,525
Receivable for securities sold	3,915,722
Unrealized appreciation on forward foreign currency contracts	3,237,699
OTC swaps, at value	2,147,076
Receivable from broker — variation margin on open futures contracts	2,118,015
Deposits with brokers for written options contracts	764,256
Deposits with brokers for purchased options contracts	348,712
Deposits with brokers for OTC swap contracts	270,000
Prepaid expenses	74,438
Total Assets	1,108,713,301

Liabilities:
Payable for securities purchased	42,388,492
Written options, at value (premiums received — $6,334,684)	4,963,825
Unrealized depreciation on forward foreign currency contracts	4,128,366
Payable for Fund shares repurchased	1,389,631
Investment management fee payable	976,313
Payable to broker — variation margin on centrally cleared swaps	271,337
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $25,325)	80,730
Service and/or distribution fees payable	41,903
Directors’ fees payable	1,215
Accrued expenses	257,483
Total Liabilities	54,499,295
Total Net Assets	$1,054,214,006

Net Assets:
Par value (Note 7)	$94,926
Paid-in capital in excess of par value	1,036,508,799
Undistributed net investment income	729,069
Accumulated net realized loss on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currency transactions	(3,911,417)
Net unrealized appreciation on investments, futures contracts, written options, swap contracts and foreign currencies	20,792,629
Total Net Assets	$1,054,214,006

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	31

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2017

Net Assets:
Class A	$54,637,101
Class A2	$20,032
Class C	$31,269,787
Class FI	$30,796,991
Class I	$736,834,629
Class IS	$200,655,466

Shares Outstanding:
Class A	4,919,311
Class A2	1,811
Class C	2,843,996
Class FI	2,771,854
Class I	66,352,091
Class IS	18,036,833

Net Asset Value:
Class A (and redemption price)	$11.11
Class A2 (and redemption price)	$11.06
Class C*	$11.00
Class FI (and redemption price)	$11.11
Class I (and redemption price)	$11.10
Class IS (and redemption price)	$11.12
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.60
Class A2 (based on maximum initial sales charge of 4.25%)	$11.55

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

32	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2017

Investment Income:
Interest	$19,828,689
Dividends	17,927
Less: Foreign taxes withheld	(12,368)
Total Investment Income	19,834,248

Expenses:
Investment management fee (Note 2)	5,353,926
Transfer agent fees (Note 5)	301,105
Service and/or distribution fees (Notes 2 and 5)	247,644
Registration fees	63,012
Custody fees	53,622
Fund accounting fees	42,128
Audit and tax fees	35,831
Shareholder reports	21,375
Commodity pool reports	16,116
Legal fees	13,024
Directors’ fees	11,969
Insurance	5,637
Fees recaptured by investment manager (Note 2)	5,516
Commitment fees (Note 9)	4,295
Miscellaneous expenses	10,334
Total Expenses	6,185,534
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(24)
Net Expenses	6,185,510
Net Investment Income	13,648,738

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(16,895,490)
Futures contracts	(40,509,748)
Written options	29,519,935
Swap contracts	(1,835,205)
Forward foreign currency contracts	23,237,973
Foreign currency transactions	790,706
Net Realized Loss	(5,691,829)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(1,245,521)
Futures contracts	18,143,939
Written options	(799,944)
Swap contracts	26,256,577
Forward foreign currency contracts	(8,443,635)
Foreign currencies	403,810
Change in Net Unrealized Appreciation (Depreciation)	34,315,226
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	28,623,397
Increase in Net Assets From Operations	$42,272,135

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	33

Statements of changes in net assets

For the Six Months Ended April 30, 2017 (unaudited) and the Year Ended October 31, 2016	2017	2016

Operations:
Net investment income	$13,648,738	$25,424,385
Net realized loss	(5,691,829)	(4,162,321)
Change in net unrealized appreciation (depreciation)	34,315,226	26,372,751
Increase in Net Assets From Operations	42,272,135	47,634,815

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(15,800,214)	(21,000,024)
Net realized gains	(3,072,046)	(28,752,957)
Decrease in Net Assets From Distributions to Shareholders	(18,872,260)	(49,752,981)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	328,660,407	489,017,282
Reinvestment of distributions	13,612,063	38,580,383
Cost of shares repurchased	(177,860,841)	(435,203,896)
Increase in Net Assets From Fund Share Transactions	164,411,629	92,393,769
Increase in Net Assets	187,811,504	90,275,603

Net Assets:
Beginning of period	866,402,502	776,126,899
End of period*	$1,054,214,006	$866,402,502
*Includes undistributed net investment income of:	$729,069	$2,880,545

See Notes to Financial Statements.

34	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$10.88	$10.89	$11.25	$10.46	$10.00

Income (loss) from operations:
Net investment income	0.14	0.33	0.32	0.34	0.01
Net realized and unrealized gain (loss)	0.29	0.36	(0.25)	0.74	0.45
Total income from operations	0.43	0.69	0.07	1.08	0.46

Less distributions from:
Net investment income	(0.16)	(0.28)	(0.25)	(0.09)	—
Net realized gains	(0.04)	(0.42)	(0.18)	(0.20)	—
Total distributions	(0.20)	(0.70)	(0.43)	(0.29)	—

Net asset value, end of period	$11.11	$10.88	$10.89	$11.25	$10.46
Total return[4]	4.07%	6.79%	0.71%	10.61%	4.60%

Net assets, end of period (000s)	$54,637	$64,282	$67,884	$54,624	$12

Ratios to average net assets:
Gross expenses	1.55%[5]	1.63%[6]	1.65%[6]	1.68%[6]	4.96%[5]
Net expenses[7]	1.55 [5]	1.63 [6]	1.65 [6,8]	1.32 [6,8]	1.65 [5,8]
Net investment income	2.70 [5]	3.14	2.96	3.13	0.51 [5]

Portfolio turnover rate	80%[9]	295%[9]	105%[9]	122%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period August 30, 2013 (inception date) to October 31, 2013.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been the same for the six months ended April 30, 2017, 297% and 117% for the years ended October 31, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2017[2]

Net asset value, beginning of period	$10.58

Income from operations:
Net investment income	0.28
Net realized and unrealized gain	0.44
Total income from operations	0.72

Less distributions from:
Net investment income	(0.20)
Net realized gains	(0.04)
Total distributions	(0.24)

Net asset value, end of period	$11.06
Total return[3]	6.93%

Net assets, end of period (000s)	$20

Ratios to average net assets:
Gross expenses[4]	1.71%
Net expenses[4,5]	1.71
Net investment income[4]	6.89

Portfolio turnover rate[6]	80%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 14, 2016 (inception date) to April 30, 2017 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class A2 shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[6]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been the same for the period ended April 30, 2017.

See Notes to Financial Statements.

36	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$10.73	$10.76	$11.17	$10.45	$10.00

Income (loss) from operations:
Net investment income (loss)	0.10	0.26	0.24	0.25	(0.00)	[4]
Net realized and unrealized gain (loss)	0.30	0.35	(0.25)	0.74	0.45
Total income (loss) from operations	0.40	0.61	(0.01)	0.99	0.45

Less distributions from:
Net investment income	(0.09)	(0.22)	(0.22)	(0.07)	—
Net realized gains	(0.04)	(0.42)	(0.18)	(0.20)	—
Total distributions	(0.13)	(0.64)	(0.40)	(0.27)	—

Net asset value, end of period	$11.00	$10.73	$10.76	$11.17	$10.45
Total return[5]	3.63%	6.04%	(0.01)%	9.71%	4.50%

Net assets, end of period (000s)	$31,270	$29,340	$30,637	$14,511	$28

Ratios to average net assets:
Gross expenses	2.30%[6]	2.32%[7]	2.36%[7]	2.43%[7]	4.94%[6]
Net expenses[8]	2.30 [6]	2.32 [7]	2.36 [7,9]	2.19 [7,9]	2.40	[6,9]
Net investment income (loss)	1.96 [6]	2.49	2.25	2.30	(0.07)	[6]

Portfolio turnover rate	80%[10]	295%[10]	105%[10]	122%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period August 30, 2013 (inception date) to October 31, 2013.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been the same for the six months ended April 30, 2017, 297% and 117% for the years ended October 31, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$10.88	$10.87	$11.22	$10.46	$10.00

Income (loss) from operations:
Net investment income	0.14	0.33	0.32	0.33	0.01
Net realized and unrealized gain (loss)	0.28	0.35	(0.25)	0.73	0.45
Total income from operations	0.42	0.68	0.07	1.06	0.46

Less distributions from:
Net investment income	(0.15)	(0.25)	(0.24)	(0.10)	—
Net realized gains	(0.04)	(0.42)	(0.18)	(0.20)	—
Total distributions	(0.19)	(0.67)	(0.42)	(0.30)	—

Net asset value, end of period	$11.11	$10.88	$10.87	$11.22	$10.46
Total return[4]	3.99%	6.76%	0.67%	10.51%	4.60%

Net assets, end of period (000s)	$30,797	$25,088	$60,375	$53,027	$10

Ratios to average net assets:
Gross expenses	1.65%[5,6]	1.69%[6]	1.66%[6]	1.85%[6]	5.01%[5]
Net expenses[7,8]	1.65 [5,6]	1.65 [6]	1.65 [6]	1.40 [6]	1.65 [5]
Net investment income	2.61 [5]	3.18	2.95	3.03	0.47 [5]

Portfolio turnover rate	80%[9]	295%[9]	105%[9]	122%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period August 30, 2013 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been the same for the six months ended April 30, 2017, 297% and 117% for the years ended October 31, 2016 and 2015, respectively.

See Notes to Financial Statements.

38	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$10.89	$10.91	$11.25	$10.47	$10.00

Income (loss) from operations:
Net investment income	0.16	0.36	0.36	0.33	0.01
Net realized and unrealized gain (loss)	0.28	0.35	(0.26)	0.75	0.46
Total income from operations	0.44	0.71	0.10	1.08	0.47

Less distributions from:
Net investment income	(0.19)	(0.31)	(0.26)	(0.10)	—
Net realized gains	(0.04)	(0.42)	(0.18)	(0.20)	—
Total distributions	(0.23)	(0.73)	(0.44)	(0.30)	—

Net asset value, end of period	$11.10	$10.89	$10.91	$11.25	$10.47
Total return[4]	4.09%	7.15%	1.00%	10.72%	4.60%

Net assets, end of period (000s)	$736,835	$567,343	$512,684	$180,298	$24,394

Ratios to average net assets:
Gross expenses	1.29%[5]	1.34%[6]	1.35%[6]	1.58%[6]	4.50%[5]
Net expenses[7]	1.29 [5]	1.34 [6]	1.35 [6,8]	1.30 [6,8]	1.32 [5,8]
Net investment income	2.98 [5]	3.45	3.28	3.08	0.82 [5]

Portfolio turnover rate	80%[9]	295%[9]	105%[9]	122%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period August 30, 2013 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been the same for the six months ended April 30, 2017, 297% and 117% for the years ended October 31, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$10.92	$10.93	$11.25	$10.47	$10.00

Income (loss) from operations:
Net investment income	0.16	0.37	0.37	0.38	0.01
Net realized and unrealized gain (loss)	0.28	0.36	(0.25)	0.70	0.46
Total income from operations	0.44	0.73	0.12	1.08	0.47

Less distributions from:
Net investment income	(0.20)	(0.32)	(0.26)	(0.10)	—
Net realized gains	(0.04)	(0.42)	(0.18)	(0.20)	—
Total distributions	(0.24)	(0.74)	(0.44)	(0.30)	—

Net asset value, end of period	$11.12	$10.92	$10.93	$11.25	$10.47
Total return[4]	4.18%	7.22%	1.19%	10.62%	4.70%

Net assets, end of period (000s)	$200,655	$180,349	$104,546	$49,001	$10

Ratios to average net assets:
Gross expenses	1.21%[5]	1.23%[6]	1.25%[6]	1.30%[6]	4.68%[5]
Net expenses[7]	1.21 [5]	1.23 [6]	1.25 [6]	1.04 [6,8]	1.25 [5,8]
Net investment income	3.05 [5]	3.55	3.36	3.43	0.88 [5]

Portfolio turnover rate	80%[9]	295%[9]	105%[9]	122%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period August 30, 2013 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been the same for the six months ended April 30, 2017, 297% and 117% for the years ended October 31, 2016 and 2015, respectively.

See Notes to Financial Statements.

40	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

42	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Energy	—	$64,972,417	$0	*	$64,972,417
Other corporate bonds & notes	—	278,846,829	—		278,846,829
Asset-backed securities	—	16,124,660	4,190,000		20,314,660
Collateralized mortgage obligations	—	56,517,560	—		56,517,560
Mortgage-backed securities	—	925,418	—		925,418
Municipal bonds	—	6,921,616	—		6,921,616
Non-U.S. treasury inflation protected securities	—	47,265,617	—		47,265,617
Senior loans	—	—	158,661		158,661
Sovereign bonds	—	256,177,955	—		256,177,955
U.S. Government & agency obligations	—	252,867,035	—		252,867,035
U.S. Treasury inflation protected securities	—	14,120,582	—		14,120,582
Common stocks:
Energy	$3,568	—	995,389		998,957
Convertible preferred stocks:
Energy	—	204,856	213,675		418,531
Preferred stocks	387,628	—	—		387,628
Purchased options	2,088,643	2,930	—		2,091,573
Total long-term investments	2,479,839	994,947,475	5,557,725		1,002,985,039
Short-term investments†	16,147,058	—	—		16,147,058
Total investments	$18,626,897	$994,947,475	$5,557,725		$1,019,132,097
Other financial instruments:
Futures contracts	$16,425,831	—	—		$16,425,831
Forward foreign currency contracts	—	$3,237,699	—		3,237,699
Centrally cleared credit default swaps on credit indices — sell protection	—	671,169	—		671,169
Centrally cleared interest rate swaps	—	21,876,893	—		21,876,893
OTC interest rate swaps‡	—	2,147,076	—		2,147,076
Total other financial instruments	$16,425,831	$27,932,837	—		$44,358,668
Total	$35,052,728	$1,022,880,312	$5,557,725		$1,063,490,765

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$4,584,003	$379,822	—	$4,963,825
Futures contracts	7,531,469	—	—	7,531,469
Forward foreign currency contracts	—	4,128,366	—	4,128,366
Centrally cleared credit default swaps on credit indices — buy protection	—	397,589	—	397,589
Centrally cleared interest rate swaps	—	7,759,764	—	7,759,764
Total	$12,115,472	$12,665,541	—	$24,781,013

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon

44	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(h) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write swaptions to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

46	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(l) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(m) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(n) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled

48	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2017, the total notional value of all credit default swaps to sell protection was $38,560,000 and EUR 9,599,568. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

At April 30, 2017, the Fund held collateral from Banc of America Securities, LLC and Barclays Capital Inc. in the amount of $2,025,754 and $243,664, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

For average notional amounts of swaps held during the period ended April 30, 2017, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows

50	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2017, the Fund held written options and forward foreign currency contracts with credit related contingent features which had a liability position of $9,092,191. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2017, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $764,256, which could be used to reduce the required payment.

(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on

52	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(s) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(t) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(u) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd. (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses other than interest, brokerage commissions, taxes, extraordinary expenses, acquired fund fees and expenses and deferred organizational expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.65%, 1.85%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

During the six months ended April 30, 2017, fees waived and/or expenses reimbursed amounted to $24.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class FI
Expires October 31, 2017	$5	$552
Expires October 31, 2018	—	13,859
Expires October 31, 2019	—	24
Total fee waivers/expense reimbursements subject to recapture	$5	$14,435

For the six months ended April 30, 2017, LMPFA recaptured $5,516 for Class FI shares.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if

54	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2017, LMIS and its affiliates retained sales charges of $4,169 and $3 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended April 30, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2	Class C
CDSCs	—	—	$987

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended April 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$190,118,032	$740,695,120
Sales	91,541,797	605,158,389

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,109,788
Gross unrealized depreciation	(30,544,098)
Net unrealized depreciation	$(5,434,310)

During the six months ended April 30, 2017, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of October 31, 2016	8,943	$5,857,562
Options written	262,753,444	34,003,252
Options closed	(35,575,040)	(15,787,837)
Options exercised	—	—
Options expired	(173,778,431)	(17,738,293)
Written options, outstanding as of April 30, 2017	53,408,916	$6,334,684

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2017.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$1,430,892	$660,681	—	$2,091,573
Futures contracts[3]	16,025,717	400,114	—	16,425,831
OTC swap contracts[4]	$2,147,076	—	—	$2,147,076
Centrally cleared swap contracts[5]	21,876,893	—	$671,169	22,548,062
Forward foreign currency contracts	—	$3,237,699	—	3,237,699
Total	$41,480,578	$4,298,494	$671,169	$46,450,241

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$3,810,325	$1,153,500	—	$4,963,825
Futures contracts[3]	6,378,578	1,152,891	—	7,531,469
Centrally cleared swap contracts[5]	7,759,764	—	$397,589	8,157,353
Forward foreign currency contracts	—	4,128,366	—	4,128,366
Total	$17,948,667	$6,434,757	$397,589	$24,781,013

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(7,736,415)	$(2,222,940)	$(212,243)	$(10,171,598)
Written options	23,375,361	6,025,787	118,787	29,519,935
Futures contracts	(35,760,822)	(4,748,926)	—	(40,509,748)
Swap contracts	(1,828,869)	—	(6,336)	(1,835,205)
Forward foreign currency contracts	—	23,237,973	—	23,237,973
Total	$(21,950,745)	$22,291,894	$(99,792)	$241,357

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

56	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$415,638	$(908,561)	—	$(492,923)
Written options	(1,420,324)	620,380	—	(799,944)
Futures contracts	17,260,088	883,851	—	18,143,939
Swap contracts	26,206,275	—	$50,302	26,256,577
Forward foreign currency contracts	—	(8,443,635)	—	(8,443,635)
Total	$42,461,677	$(7,847,965)	$50,302	$34,664,014

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended April 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$2,740,657
Written options	5,205,955
Futures contracts (to buy)	2,022,780,386
Futures contracts (to sell)	1,418,228,943
Forward foreign currency contracts (to buy)	226,910,180
Forward foreign currency contracts (to sell)	420,279,354

Average Notional Balance
Interest rate swap contracts	$1,626,108,467
Credit default swap contracts (to buy protection)	23,170,960
Credit default swap contracts (to sell protection)	32,510,451

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received[2,3]	Net Amount
Purchased options[4]	$2,091,573	—	$2,091,573
Futures contracts[5]	2,118,015	—	2,118,015
OTC swap contracts	2,147,076	$(2,025,754)	121,322
Forward foreign currency contracts	3,237,699	—	3,237,699
Total	$9,594,363	$(2,025,754)	$7,568,609

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Written options	$4,963,825	$(764,256)	$4,199,569
Centrally cleared swap contracts[5]	271,337	(271,337)	—
Forward foreign currency contracts	4,128,366	—	$4,128,366
Total	$9,363,528	$(1,035,593)	$8,327,935

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$71,922	$25,695
Class A2[1]	8	6
Class C	143,378	12,912
Class FI	32,336	19,160
Class I	—	242,785
Class IS	—	547
Total	$247,644	$301,105

[1]	For the period December 14, 2016 (inception date) to April 30, 2017.

For the six months ended April 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class A2[1]	—
Class C	—
Class FI	$24

58	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

Waivers/Expense Reimbursements
Class I	—
Class IS	—
Total	$24

[1]	For the period December 14, 2016 (inception date) to April 30, 2017.

6. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares	Acquisition Date	Cost	Value at 4/30/17	Value per Share	Percent of Net Assets
Berry Petroleum Co.	287	2/17	$2,870	$3,157	$11.00	0.00%

7. Distributions to shareholders by class

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Net Investment Income:
Class A	$897,346	$1,658,035
Class A2[1]	95	—
Class C	228,699	612,252
Class FI	361,756	991,514
Class I	10,849,972	14,892,388
Class IS	3,462,346	2,845,835
Total	$15,800,214	$21,000,024

Net Realized Gains:
Class A	$203,059	$2,485,354
Class A2[1]	18	—
Class C	98,781	1,171,670
Class FI	86,354	1,615,924
Class I	2,056,742	19,791,108
Class IS	627,092	3,688,901
Total	$3,072,046	$28,752,957

[1]	For the period December 14, 2016 (inception date) to April 30, 2017.

8. Capital shares

At April 30, 2017, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,337,418	$14,334,363	3,618,068	$38,026,937
Shares issued on reinvestment	76,597	801,204	284,778	2,864,869
Shares repurchased	(2,403,736)	(25,666,461)	(4,227,896)	(43,690,572)
Net decrease	(989,721)	$(10,530,894)	(325,050)	$(2,798,766)

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2017				Year Ended October 31, 2016
	Shares		Amount		Shares	Amount
Class A2
Shares sold	1,807	[1]	$19,574	[1]	—	—
Shares issued on reinvestment	11	[1]	113	[1]	—	—
Shares repurchased	(7)	[1]	(78)	[1]	—	—
Net increase	1,811		$19,609		—	—

Class C
Shares sold	510,925		$5,437,573		1,050,965	$10,910,182
Shares issued on reinvestment	24,580		255,136		126,482	1,262,293
Shares repurchased	(425,701)		(4,491,822)		(1,290,489)	(13,252,828)
Net increase (decrease)	109,804		$1,200,887		(113,042)	$(1,080,353)

Class FI
Shares sold	685,004		$7,422,202		647,197	$6,739,440
Shares issued on reinvestment	42,826		447,966		259,139	2,606,935
Shares repurchased	(262,230)		(2,803,447)		(4,155,035)	(42,733,882)
Net increase (decrease)	465,600		$5,066,721		(3,248,699)	$(33,387,507)

Class I
Shares sold	25,459,905		$272,412,939		32,332,232	$339,455,575
Shares issued on reinvestment	887,748		9,276,967		2,518,562	25,311,550
Shares repurchased	(12,070,857)		(128,893,803)		(29,771,808)	(305,912,801)
Net increase	14,276,796		$152,796,103		5,078,986	$58,854,324

Class IS
Shares sold	2,729,923		$29,033,756		9,102,369	$93,885,148
Shares issued on reinvestment	270,619		2,830,677		649,576	6,534,736
Shares repurchased	(1,481,186)		(16,005,230)		(2,800,840)	(29,613,813)
Net increase	1,519,356		$15,859,203		6,951,105	$70,806,071

[1]	For the period December 14, 2016 (inception date) to April 30, 2017.

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended April 30, 2017, the Fund incurred a commitment fee in the amount of $4,295. The Fund did not utilize the Redemption Facility during the six months ended April 30, 2017.

60	Western Asset Macro Opportunities Fund 2017 Semi-Annual Report

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. Subsequent event

Effective June 1, 2017, the Fund’s independent third party pricing services utilize, when applicable, the mean between the bid and ask prices to value the Fund’s long and short positions.

Western Asset Macro Opportunities Fund 2017 Semi-Annual Report	61

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Japan,” and together with Western Singapore and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 13, 2016 and October 18 and 25, 2016. At a meeting held on November 15, 2016, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreements between LMPFA and the Non-U.S. Subadvisers with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to renew the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff;

62	Western Asset Macro Opportunities Fund

and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each of the Subadvisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group and to its investment benchmark over the one- and three-year periods ended August 31, 2016. In that connection, the Directors noted that the performance of the Fund exceeded its peer average performance for both periods. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by one or more of the Subadvisers. The Directors observed that the management fee paid by the Fund to LMPFA was higher than the average of the fees paid by funds in its peer group and that total expenses for the Fund were higher than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and each Subadviser may receive from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations

Western Asset Macro Opportunities Fund	63

Board approval of management and subadvisory agreements (unaudited) (cont’d)

between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

64	Western Asset Macro Opportunities Fund

Western Asset

Macro Opportunities Fund

Directors

William E. B. Siart

Chairman

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Macro Opportunities Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Macro Opportunities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Macro Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX016460 6/17 SR17-3083

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 20, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: June 20, 2017